Long-Term Debt (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified							12 Months Ended		3 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Senior Credit Facility	Mar. 31, 2011 Senior Credit Facility	Mar. 31, 2012 Term A Loan due 2015	Mar. 31, 2011 Term A Loan due 2015	Mar. 31, 2012 Revolving Credit Facility due 2015	Mar. 31, 2011 Revolving Credit Facility due 2015	Oct. 03, 2010 Previous Senior Credit Facility	Jul. 03, 2011 2.75% Convertible Senior Subordinated Notes due 2011	Mar. 31, 2012 2.75% Convertible Senior Subordinated Notes due 2011	Aug. 31, 2011 2.75% Convertible Senior Subordinated Notes due 2011	Mar. 31, 2011 2.75% Convertible Senior Subordinated Notes due 2011	Mar. 31, 2007 2.75% Convertible Senior Subordinated Notes due 2011	Mar. 31, 2012 6.75% Senior Subordinated Notes due 2016 Y	Mar. 31, 2006 6.75% Senior Subordinated Notes due 2016	Mar. 31, 2012 6.875% Senior Subordinated Notes due 2020 Y	Mar. 31, 2011 6.875% Senior Subordinated Notes due 2020	Mar. 31, 2012 3.00% Convertible Senior Subordinated Notes due 2024 M day	Mar. 31, 2009 3.00% Convertible Senior Subordinated Notes due 2024	Mar. 31, 2008 3.00% Convertible Senior Subordinated Notes due 2024	Mar. 31, 2005 3.00% Convertible Senior Subordinated Notes due 2024	Mar. 31, 2011 3.00% Convertible Senior Subordinated Notes due 2024	Mar. 31, 2010 3.00% Convertible Senior Subordinated Notes due 2024	Mar. 31, 2012 3.00% Convertible Senior Subordinated Notes due 2024 Minimum day	Mar. 31, 2012 3.00% Convertible Senior Subordinated Notes due 2024 Maximum day	Mar. 31, 2010 2.75% Convertible Senior Subordinated Notes due 2024
Long-Term Debt
Face amount of debt instrument						$ 400,000		$ 600,000						$ 300,000		$ 400,000		$ 350,000				$ 200,000		$ 200,000			$ 280,000
Senior Credit Facility, annual principal payments in second year	40,000					20,000
Senior Credit Facility, annual principal payments in first year	30,000					20,000
Senior Credit Facility, annual principal payments in third year	239,453					40,000
Senior Credit Facility, annual principal payments in fourth year	260,000					40,000
Senior Credit Facility, annual principal payments in fifth year	400,000					40,000
Base rate margin (as a percent)			1.25%
Eurodollar margin (as a percent)			2.25%
Weighted average interest rate (as a percent)					2.49%
Annual commitment fee on the unused portion (as a percent)							0.35%
Outstanding letters of credit							175,773
Available borrowing capacity							424,227
Debt issuance costs				12,800												7,700		7,100
Deferred debt issuance costs written off									936												3,200
Period thereafter contingent interest payable (in months)																			6
Number of trading days considered for calculating average trading price																			5
Trading price as a percentage of principal amount of convertible notes (as a percent)																									120.00%
Annual rate of average trading price (as a percent)																			30.00%
Percentage of the closing sales price of the entity's common stock that the sale price must exceed in order for the notes to be convertible																									130.00%
First closing sales price of the entity's common stock that must exceed in order for the notes to be convertible (in dollars per share)																									$ 102.02
Second closing sales price of the entity's common stock that must exceed in order for the notes to be convertible (in dollars per share)																									$ 103.68
Number of trading days on which closing sales price of common stock is greater than or equal to conversion price or sale price.																									20	30
Trading price as a percentage of principal amount of convertible notes after amendment of indenture (as a percent)																			100.00%
Increase in the number of diluted shares outstanding (in shares)																			50,653
Notes purchased from holders, aggregate principal amount										50,427	249,573																279,763
Carrying amount of long-term debt	1,302,002	1,609,709											294,125						182,002				175,584
Conversion ratio, number of shares per $1,000 principal amount, numerator																			$ 12.7422			$ 12.5392
Conversion ratio, principal amount, denominator												1										1
Conversion price (in dollars per share)																			$ 78.48			$ 79.75
Percentage of principal amount at which the entity may redeem some or all of the notes prior to September 15, 2015																	100.00%
The maximum percentage of the principal amounts of the debt instrument which the entity may redeem with the proceeds of certain equity offerings prior to September 15, 2013																	35.00%
Debt issuance cost amortization period (in years)															10		10
Percentage of principal amount of the debt instrument which the entity may redeem with the proceeds of certain equity offerings prior to September 15, 2013																	106.875%
Amount of notes converted																				$ 547